2. Summary of significant accounting policies (Details Narrative 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 CNY (¥)	Dec. 31, 2012 USD ($)
Research and Development Costs | $		$ 631		$ 427		$ 930
Advertising and promotional expenses | $		$ 44		$ 12		$ 21
ZHEJIANG TIANLAN
Research and Development Costs	¥ 21,796		¥ 15,018		¥ 14,890
Advertising and promotional expenses	11		25		¥ 26
ZHEJIANG JIAHUAN
Research and Development Costs	¥ 4,981		¥ 3,893